Consolidated Statements of Changes In Shareholders’ Equity - USD ($)		Ordinary shares		Share subscription receivable	Additional Paid-in Capital	(Accumulated deficit) Retained earnings Statutory reserve	(Accumulated deficit) Retained earnings Unrestricted	Accumulated Other Comprehensive (Loss) Income	Total
Balance at Dec. 31, 2022		$ 22,960		$ (847,086)	$ 41,734,546	$ 1,036,841	$ 7,704,538	$ (1,549,807)	$ 48,101,992
Balance (in Shares) at Dec. 31, 2022	[1]	2,870,035
Net income (loss) for the year							(9,579,760)		(9,579,760)
Foreign currency translation adjustment								(86,450)	(86,450)
Appropriation to statutory reserve						(146,820)	146,820
Issuance of shares for acquisition		$ 4,569			(513,597)				(509,028)
Issuance of shares for acquisition (in Shares)	[1]	571,137
Effect of discontinued operation on equity	[1]						6,630,199		6,630,199
Balance at Dec. 31, 2023		$ 27,529		(847,086)	41,220,949	890,021	4,901,797	(1,636,257)	$ 44,556,953
Balance (in Shares) at Dec. 31, 2023		3,441,172	[1]						3,441,172
Net income (loss) for the year							(6,187,511)		$ (6,187,511)
Issuance of shares - private placement		$ 5,000			1,995,000				2,000,000
Issuance of shares - private placement (in Shares)	[1]	625,000
Issuance of shares - equity incentive plan		$ 4,967			2,382,974				2,387,941
Issuance of shares - equity incentive plan (in Shares)		620,869
Round up		$ 737			(737)
Round up (in Shares)	[1]	92,024
Issuance of shares		$ 15,200			2,264,800				2,280,000
Issuance of shares (in Shares)	[1]	1,900,000
Foreign currency translation adjustment								(284,080)	(284,080)
Balance at Dec. 31, 2024		$ 53,433		$ (847,086)	$ 47,862,986	$ 890,021	$ (1,285,714)	$ (1,920,337)	$ 44,753,303
Balance (in Shares) at Dec. 31, 2024		6,679,065	[1]						6,679,065

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, the surrender and cancellation of shares effected on May 21, 2020 and the reverse stock split effected on July 1, 2024.